Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Less revolver issuance costs	$ (151)	$ (252)
Loans payable, current	10,931	31,942
Less issuance costs on convertible debt	(81)	(116)
Loans payable, non-current	58,077	64,859
Long-term debt	74,014	101,471
Nonrelated Party
Debt Instrument [Line Items]
Loans payable, current	10,931	31,942
Loans payable, non-current	58,077	64,859
Related Party
Debt Instrument [Line Items]
Loans payable, non-current	5,006	4,670
Paycheck Protection Program Loan | Loans Payable
Debt Instrument [Line Items]
Other Loans Payable, Current	82	194
Other Loans Payable, Long-Term, Noncurrent	0	82
Convertible Senior Notes | Convertible Debt
Debt Instrument [Line Items]
Convertible Debt, Noncurrent	55,239	50,585
Embedded derivative	2,919	14,308
Proceeds from issuance of debt	50,260	50,260
Debt, accrued PIK interest	3,309	0
Debt, accrued PIK interest	159	169
Amortization of debt issuance costs and discounts	1,511	156
Revolving Credit Facility | Revolver | Revolver
Debt Instrument [Line Items]
Line of Credit, Current	$ 11,000	$ 32,000